Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2014
Related Party Transactions [Abstract]
Schedule of received warrants

The Placement Agent received the following warrants during the year ended December 31, 2012:

	Number of warrants	Exercise price per share	Expiration

Series A preferred offering	612,422	$0.80	2019
Subordinated promissory note offering	33,750	$0.80	2019
	646,172

The Placement Agent received the following warrants during the year ended December 31, 2013:

	Number of warrants	Exercise price per share	Expiration

Series A preferred offering	637,578	$0.80	2020
Subordinated promissory note offering	106,875	$0.80	2020
Acquisition of Medeor	200,000	$1.10	2020
	944,453

The Placement Agent received the following warrants during the six months ended June 30, 2014:

	Number of warrants	Exercise price per share	Expiration

May and June 2014 offering	4,290,950	$1.50	2024